February 13, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

ATTN: John Grzeskiewicz

Re: Dreyfus Variable Investment Fund - Growth and Income Portfolio 1933 Act File No. 33-13690 1940 Act File No. 811-5125 CIK: 813383

Dear Mr. Grzeskiewicz:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 43”). Amendment No. 43 is being filed to amend Post-Effective Amendment No. 42 to the Fund’s Registration Statement on Form N1-A filed on April 14, 2008 (“Amendment No. 42”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), to incorporate revised disclosure regarding the goal and approach and new portfolio managers.

Please address any comments or questions to Michael A. Rosenberg at (212) 922-6795, or my attention at (212) 922-6838, or to David Stephens, Esq., of Stroock & Stroock & Lavan, LLP, Fund counsel at (212) 806-6138.

Sincerely,

/s/ Loretta Johnston

Loretta Johnston
Senior Paralegal

LJ/ Attachments